Selected Quarterly Financial Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Selected Quarterly Financial Results

	Quarter
	First	Second	Third	Fourth	Total
2015	(In thousands, except per share data)
Net revenues	$2,332,244	$2,385,135	$2,280,816	$2,191,873	$9,190,068
Operating income (loss)	395,104	348,521	297,377	(1,197,234)	(156,232)
Net income (loss)	212,646	126,467	94,735	(1,473,497)	(1,039,649)
Net income (loss) attributable to MGM Resorts International	169,850	97,459	66,425	(781,454)	(447,720)
Basic income (loss) per share	$0.35	$0.18	$0.12	$(1.38)	$(0.82)
Diluted income (loss) per share	$0.33	$0.17	$0.12	$(1.38)	$(0.82)
2014
Net revenues	$2,630,398	$2,581,033	$2,485,007	$2,385,546	$10,081,984
Operating income	416,472	354,464	286,489	266,113	1,323,538
Net income (loss)	186,100	178,168	50,382	(287,472)	127,178
Net income (loss) attributable to MGM Resorts International	102,652	110,008	(20,270)	(342,263)	(149,873)
Basic income (loss) per share	$0.21	$0.22	$(0.04)	$(0.70)	$(0.31)
Diluted income (loss) per share	$0.20	$0.22	$(0.04)	$(0.70)	$(0.31)